Risk Management - Cash flow from principal and interest payments of nonderivative financial liabilities by remaining contractual maturities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Financial liabilities at FVTPL	₩ 310,388	₩ 353,935
Deposits due to customers	320,328,853	293,391,460
Borrowings	24,995,360	20,906,701
Debentures	46,284,097	39,224,937
Lease liabilities	345,121	409,443
Other financial liabilities	20,538,693	10,807,314
Total	412,802,512	365,093,790
Within 3 months
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Financial liabilities at FVTPL	100,976	64,183
Deposits due to customers	224,881,863	191,660,253
Borrowings	9,477,536	10,159,819
Debentures	3,068,600	3,246,233
Lease liabilities	41,731	53,429
Other financial liabilities	17,614,313	8,121,978
Total	255,185,019	213,305,895
4 to 6 months
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Financial liabilities at FVTPL	10,397	135,232
Deposits due to customers	32,559,199	34,349,298
Borrowings	4,366,223	2,524,572
Debentures	4,201,926	3,396,427
Lease liabilities	53,245	44,551
Other financial liabilities	290,584	70,277
Total	41,481,574	40,520,357
7 to 9 months
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Financial liabilities at FVTPL	91,785	42,418
Deposits due to customers	20,290,566	25,213,410
Borrowings	2,415,548	1,714,490
Debentures	5,316,672	3,929,346
Lease liabilities	30,148	40,809
Other financial liabilities	12,190	10,294
Total	28,156,909	30,950,767
10 to 12 months
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Financial liabilities at FVTPL	107,230	112,102
Deposits due to customers	31,768,748	31,144,452
Borrowings	2,494,732	1,866,810
Debentures	5,371,869	3,495,915
Lease liabilities	25,494	34,761
Other financial liabilities	11,894	10,897
Total	39,779,967	36,664,937
1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Financial liabilities at FVTPL	0	0
Deposits due to customers	9,213,279	9,230,904
Borrowings	5,800,815	4,177,634
Debentures	24,982,746	21,899,788
Lease liabilities	156,228	201,113
Other financial liabilities	610,514	451,096
Total	40,763,582	35,960,535
Over 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Financial liabilities at FVTPL	0	0
Deposits due to customers	1,615,198	1,793,143
Borrowings	440,506	463,376
Debentures	3,342,284	3,257,228
Lease liabilities	38,275	34,780
Other financial liabilities	1,999,198	2,142,772
Total	₩ 7,435,461	₩ 7,691,299